Guarantee Deposits	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Guarantee Deposits
11.	Guarantee Deposits

	12.31.2017	12.31.2016
Sales financing guarantees (i)	321.4	321.2
Sales structure guarantees (ii)	60.8	177.0
Other	11.6	13.2

	393.8	511.4

(i)	Financial investments denominated in US dollars, tied to sale financing structures until the completion of such structures.
(ii)	US dollar amounts deposited in an escrow account as collateral for the financing of certain aircraft sold where Embraer serves as secondary guarantor. If the initial guarantor of the debt (unrelated party) is required to pay the lender, the initial guarantor will be entitled to the amount in the escrow account in proportion to their guarantee. The amount is returned in the form of cash to the Company at maturity of the financing contracts if the aircraft purchaser does not default on the loan. The interest on the escrow account is added to the principal and recognized by the Company as financial income.

In 2004, seeking to ensure profitability compatible with the term of the guarantee, the Company invested principal of US$ 123.4 in 14-year structured notes. This yield enhancement was obtained through a credit default swap (CDS), a transaction which provides the right of early redemption of the note in the case of default by the Company. Upon such default, the note may be redeemed by the holder at its market value or its original face value, which would result in a loss to the Company of all interest accrued to that date.

Default events that could bring forward the due date for the notes include: (a) bankruptcy or insolvency of the Company and (b) failure to pay or restructuring of Company debts in financing contracts.

In the event of default, the maturity dates of these notes will be brought forward and the notes will be realized at market value, limited to a minimum of the amounts originally invested. Any amount by which the market value exceeds the amount invested will be paid to the Company in the form of bonds, or loans of that amount.

In December 2017, a portion of the structured notes totaling an aggregate amount of US$ 169.1 was released as collateral, and is now recorded as a Financial Investment. See Note 6 for further information.

At 31 December 2017 the guarantor to whom the guarantees are linked was in compliance.